Schedule of Investments (unaudited)
November 30, 2024
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 0.3%
CAE Inc.(a)	427,622	$10,039,595
Automobile Components — 0.6%
Magna International Inc.	365,915	16,530,927
Banks — 22.9%
Bank of Montreal	980,444	93,510,009
Bank of Nova Scotia (The)	1,662,802	94,859,466
Canadian Imperial Bank of Commerce	1,267,606	82,128,881
National Bank of Canada	457,677	45,478,393
Royal Bank of Canada	1,902,092	239,274,628
Toronto-Dominion Bank (The)	2,349,426	132,905,639
		688,157,016
Broadline Retail — 1.6%
Canadian Tire Corp. Ltd., Class A, NVS	70,374	7,740,361
Dollarama Inc.	377,953	39,475,781
		47,216,142
Capital Markets — 5.4%
Brookfield Asset Management Ltd., Class A	476,225	27,276,513
Brookfield Corp., Class A	1,837,266	112,790,981
IGM Financial Inc.	110,666	3,734,054
Onex Corp.	84,645	6,898,321
TMX Group Ltd.	372,600	11,826,966
		162,526,835
Chemicals — 1.0%
Nutrien Ltd.	664,877	31,096,137
Commercial Services & Supplies — 1.7%
Element Fleet Management Corp.	543,537	11,600,218
GFL Environmental Inc.	307,269	14,469,658
RB Global Inc.	246,564	24,155,365
		50,225,241
Construction & Engineering — 1.5%
Stantec Inc.	152,980	13,306,599
WSP Global Inc.	174,894	31,045,075
		44,351,674
Consumer Staples Distribution & Retail — 4.1%
Alimentation Couche-Tard Inc.	1,019,740	59,878,451
Empire Co. Ltd., NVS	182,525	5,492,503
George Weston Ltd.	79,674	12,808,845
Loblaw Companies Ltd.	205,053	26,730,633
Metro Inc./CN	284,733	18,598,502
		123,508,934
Containers & Packaging — 0.4%
CCL Industries Inc., Class B, NVS	201,115	11,154,301
Diversified Telecommunication Services — 0.6%
BCE Inc.	96,976	2,621,375
Quebecor Inc., Class B	211,350	4,977,115
TELUS Corp.	661,332	10,288,069
		17,886,559
Electric Utilities — 2.0%
Emera Inc.	387,472	14,820,275
Fortis Inc./Canada	665,468	29,745,357
Hydro One Ltd.(b)	443,293	14,501,496
		59,067,128
Food Products — 0.2%
Saputo Inc.	342,876	6,396,858
Security	Shares	Value
Gas Utilities — 0.3%
AltaGas Ltd.	396,852	$9,714,023
Ground Transportation — 6.4%
Canadian National Railway Co.	719,340	80,378,236
Canadian Pacific Kansas City Ltd.	1,254,244	96,206,038
TFI International Inc.	107,973	16,380,461
		192,964,735
Hotels, Restaurants & Leisure — 1.0%
Restaurant Brands International Inc.	412,931	28,756,668
Independent Power and Renewable Electricity Producers — 0.2%
Brookfield Renewable Corp., Class A	182,276	5,814,397
Insurance — 8.7%
Fairfax Financial Holdings Ltd.	27,786	39,363,417
Great-West Lifeco Inc.	373,718	13,469,384
iA Financial Corp. Inc.	126,275	12,019,147
Intact Financial Corp.	239,742	45,705,180
Manulife Financial Corp.	2,365,505	76,098,957
Power Corp. of Canada	756,065	25,467,680
Sun Life Financial Inc.	776,794	47,710,093
		259,833,858
IT Services — 7.3%
CGI Inc.	273,052	30,711,402
Shopify Inc., Class A(a)	1,629,592	188,280,991
		218,992,393
Metals & Mining — 8.6%
Agnico Eagle Mines Ltd.	674,029	56,934,159
Barrick Gold Corp.	2,354,848	41,242,008
First Quantum Minerals Ltd.(a)	954,382	13,074,566
Franco-Nevada Corp.	258,315	31,707,034
Ivanhoe Mines Ltd., Class A(a)(c)	995,359	13,507,961
Kinross Gold Corp.	1,649,822	16,026,270
Lundin Mining Corp.	890,428	8,713,163
Pan American Silver Corp.	486,210	10,699,711
Teck Resources Ltd., Class B	612,549	28,626,893
Wheaton Precious Metals Corp.	609,747	38,007,657
		258,539,422
Multi-Utilities — 0.2%
Canadian Utilities Ltd., Class A, NVS	176,744	4,528,272
Oil, Gas & Consumable Fuels — 17.7%
ARC Resources Ltd.	803,981	14,832,920
Cameco Corp.	584,894	34,774,884
Canadian Natural Resources Ltd.	2,841,573	96,183,811
Cenovus Energy Inc.	1,845,219	29,113,880
Enbridge Inc.	2,926,807	127,081,602
Imperial Oil Ltd.	246,434	18,186,180
Keyera Corp.	308,172	10,244,152
MEG Energy Corp.	360,988	6,510,444
Parkland Corp.	188,362	4,908,000
Pembina Pipeline Corp.	778,932	32,296,706
Suncor Energy Inc.	1,696,705	67,102,286
TC Energy Corp.	1,394,555	68,231,147
Tourmaline Oil Corp.	474,084	22,338,717
		531,804,729
Paper & Forest Products — 0.2%
West Fraser Timber Co. Ltd.	74,461	7,366,855
Passenger Airlines — 0.1%
Air Canada(a)	239,087	4,247,059

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Canada ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Professional Services — 1.1%
Thomson Reuters Corp.	211,632	$34,423,739
Real Estate Management & Development — 0.4%
FirstService Corp.	54,262	10,541,955
Residential REITs — 0.1%
Canadian Apartment Properties REIT	108,519	3,556,196
Software — 3.8%
Constellation Software Inc./Canada	27,047	90,754,126
Descartes Systems Group Inc. (The)(a)	114,735	13,408,765
Open Text Corp.	361,186	11,000,301
		115,163,192
Textiles, Apparel & Luxury Goods — 0.3%
Gildan Activewear Inc.	190,322	9,453,228
Trading Companies & Distributors — 0.3%
Toromont Industries Ltd.	109,498	9,027,006
Wireless Telecommunication Services — 0.6%
Rogers Communications Inc., Class B, NVS	481,668	17,219,016
Total Common Stocks — 99.6% (Cost: $2,902,820,418)		2,990,104,090
Warrants
Software — 0.0%
Constellation Software Inc., ()(a)(d)	34,014	0
Total Warrants — 0.0% (Cost: $—)		0
Total Long-Term Investments — 99.6% (Cost: $2,902,820,418)		2,990,104,090
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 4.79%(e)(f)(g)	10,482,439	$10,487,680
BlackRock Cash Funds: Treasury, SL Agency Shares, 4.62%(e)(f)	1,220,000	1,220,000
Total Short-Term Securities — 0.4% (Cost: $11,706,204)		11,707,680
Total Investments — 100.0% (Cost: $2,914,526,622)		3,001,811,770
Liabilities in Excess of Other Assets — (0.0)%		(1,200,225)
Net Assets — 100.0%		$3,000,611,545

(a)	Non-income producing security.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of
1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	All or a portion of this security is on loan.
(d)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(e)	Affiliate of the Fund.
(f)	Annualized 7-day yield as of period end.
(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended November 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 08/31/24	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 11/30/24	Shares Held at 11/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$10,497,884	$—	$(9,007)(a)	$(179)	$(1,018)	$10,487,680	10,482,439	$7,079 (b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	1,190,000	30,000 (a)	—	—	—	1,220,000	1,220,000	14,947	—
				$(179)	$(1,018)	$11,707,680		$22,026	$—

(a)	Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited)(continued)
November 30, 2024
iShares® MSCI Canada ETF

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
S&P/TSE 60 Index	42	12/19/24	$9,237	$620,547
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$2,990,104,090	$—	$—	$2,990,104,090
Warrants	—	—	—	—
Short-Term Securities
Money Market Funds	11,707,680	—	—	11,707,680
	$3,001,811,770	$—	$—	$3,001,811,770
Derivative Financial Instruments(a)
Assets
Equity Contracts	$620,547	$—	$—	$620,547

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust